Shareholder Report, Line Graph (Details) 197209_Pacer Data - Infrastructure Real Estate ETF_TF_TSR Annual {TF} - USD ($)									12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	May 15, 2018	Apr. 30, 2026
Pacer Data & Infrastructure Real Estate ETF
Account Value [Line Items]
Line Graph and Table Measure Name									Pacer Data & Infrastructure Real Estate ETF NAV
Accumulated Value	$ 14,464	$ 12,149	$ 13,168	$ 16,278	$ 16,547	$ 14,088	$ 11,789	$ 10,000	$ 17,009
Solactive GPR Data & Infrastructure Real Estate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Solactive GPR Data & Infrastructure Real Estate Index
Accumulated Value	16,903	14,078	15,113	17,531	17,112	14,476	12,020	10,000	$ 20,002
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500 Index
Accumulated Value	23,062	20,573	16,772	16,337	16,302	11,167	11,072	10,000	$ 30,223
FTSE NAREIT All Equity REITS Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									FTSE NAREIT All Equity REITS Total Return Index
Accumulated Value	$ 15,548	$ 13,372	$ 13,483	$ 16,069	$ 14,592	$ 10,941	$ 11,931	$ 10,000	$ 17,863